Convertible Debt (Tables)	6 Months Ended
Jun. 30, 2025
Convertible Debt [Abstract]
Schedule of Convertible Debt

The Company’s Convertible Debt includes Convertible Loans entered into in 2017, 2019 and 2020 and a series of Convertible Promissory Notes entered into during 2023 and 2024. Both the Loans and Notes are further detailed as follows:

	Juen 30,	December 31,
	2025	2024
Convertible loans	$82,149	$72,975
Convertible promissory notes	400,000	1,021,000
	$482,149	$1,093,975

Schedule of Convertible Loan

A continuity of the Company’s Convertible loan is as follows:

	2019 and 2020 Convertible Loans	2017 Convertible Loans
Balance, Dec 31, 2024	$31,213	$41,762
Effects of currency translation	3,924	5,250
Balance, Jun 30, 2025	$35,137	$47,012

Schedule of Convertible Notes

Changes in the balance of the convertible notes classified as Level 3 fair value measurement are as follows:

		Carrying
		Amount at
	Face Value	Fair value
Balance at December 31, 2024	$1,000,000	$1,021,000
Repayments of convertible promissory notes	(600,000)	(600,000)
Change in fair value of convertible promissory notes	-	(21,000)
Balance at June 30, 2025	$400,000	$400,000

Schedule of Promissory Notes	As of December 31, 2024, the Company used a lattice model to value the fair value of the Promissory Notes.
December 31,
2024
Stock price	1.60 - 4.32
Expected life in years	0.50 - 0.92
Risk free rate	4.24% - 5.56%
Expected volatility	105% - 150%